Retirement plans - Asset allocation (Details)	Dec. 31, 2025	Dec. 31, 2024
Employee Benefits [Abstract]
Equity securities	24.00%	23.00%
Debt securities	16.00%	14.00%
Cash and other short-term securities	60.00%	63.00%
Total	100.00%	100.00%